Loans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Troubled Debt Restructuring [Line Items]
Effective yield	6.29%	6.46%
Accrued interest	$ 8,000,000.0	$ 23,100,000
Financing receivable, nonaccrual, interest income	0
Residential mortgage loans | 30 - 59 days | Interest rate reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Subsequent default, recorded investment	500,000	0
Residential mortgage loans | 60 - 89 days | Interest rate reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Subsequent default, recorded investment	0	300,000
Residential mortgage loans | 90 days or more | Interest rate reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Subsequent default, recorded investment	$ 0	$ 800,000